Document And Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	RhythmOne plc
Entity Central Index Key	0001713721
Trading Symbol	rhyth
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	77,535,770
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false